Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		83 Months Ended	92 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net (loss)		$ (471,086)	$ (1,066,066)	$ (82,765)	$ (1,211,475)	$ (1,898,489)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Depreciation and Amortization	838	608	887	0	887	1,725
Change in current assets and liabilities:
Inventory	0	0	0	0	0	0
Deposits	0	0	0	0	0	0
Accounts payable and accrued expenses	(24,994)	19,082	35,663	0	35,663	10,669
Net cash flows from operating activities	(711,170)	(451,396)	(1,029,516)	(82,765)	(1,174,925)	(1,886,095)
Cash flows from investing activities:
Purchase of fixed assets	0	(6,892)	(6,892)	0	(6,892)	(6,892)
Purchase of Mining Rights	(114,000)	(7,111,000)	(7,111,000)	0	(7,111,000)	(7,225,000)
Net cash flows from investing activities	(114,000)	(7,117,892)	(7,117,892)	0	(7,117,892)	(7,231,892)
Cash flows from financing activities:
Proceeds from sale of common stock	508,780	7,556,852	8,347,371	50,000	8,483,371	8,992,151
Convertible debenture, net of OID	622,327	0	0	0	0	622,327
Stock subscription payable	0	300,000	0	0	0	0
Advances from shareholder	0	(10,000)	(10,000)	10,000	0	0
Proceeds/(Payment) of notes payable	(40,000)	40,000	40,000	0	40,000	0
Net cash flows from financing activities	1,091,107	7,886,852	8,377,371	60,000	8,523,371	9,614,478
Net cash flows	265,937	317,564	229,963	(22,765)	230,554	496,491
Cash and equivalents, beginning of period	230,554	591	591	23,356	0	0
Cash and equivalents, end of period	496,491	318,155	230,554	591	230,554	496,491
Supplemental cash flow disclosures:
Cash paid for interest	(3,527)	(1,025)	1,025	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0